Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2014
Basis of Presentation and Recapitalization

Basis of Presentation and Recapitalization

All share and per-share amounts presented in the combined financial statements for the period from inception on August 22, 2012 through December 31, 2012 and for the year ended December 31, 2013 and in the combined and consolidated financial statements for the nine months ended September 30, 2013 and 2014 and in the notes hereto have been revised to reflect a 1.3-to-1 reverse stock split that became effective July 9, 2014.

The accompanying combined and consolidated financial statements have been prepared in accordance with US generally accepted accounting principles and include all adjustments necessary for the presentation of our combined and consolidated financial position, results of operations and cash flows as of the dates and for the periods presented. Prior to March 31, 2014, the accompanying financial statements include the operations of Atara, Nina, Pinta and Santa Maria on a combined basis as the four individual companies were under common ownership and common management since inception. All intercompany transactions have been eliminated.

On March 31, 2014, our boards of directors approved and we implemented a recapitalization (the “Recapitalization”) in which (a) all the outstanding shares of common stock of Atara were cancelled and forfeited by existing stockholders and (b) the stockholders of Nina, Pinta and Santa Maria exchanged their existing common and convertible preferred stock for newly-issued shares of Atara, with the same rights and privileges as the outstanding capital stock of Nina, Pinta and Santa Maria. The shares were exchanged on a collective nine-for-one basis. The Recapitalization lacked economic substance as the newly-issued shares have the same rights and privileges as the previously outstanding capital stock of Nina, Pinta and Santa Maria and there was no change in ownership percentages of the individual stockholders. As a result of the Recapitalization, Nina, Pinta and Santa Maria became wholly owned subsidiaries of Atara effective March 31, 2014. The Recapitalization is considered a tax-free exchange for US federal income tax purposes.

Because the four individual companies were under common ownership and the Recapitalization lacked economic substance, we accounted for the Recapitalization as a combination of businesses under common control. The assets and liabilities of Nina, Pinta and Santa Maria were recorded by Atara at their historical carrying amounts on March 31, 2014 and beginning March 31, 2014, the financial statements of the Company are presented on a consolidated basis.

In connection with the Recapitalization, Atara assumed the separate equity incentive plans sponsored by Nina, Pinta and Santa Maria and all outstanding RSUs and restricted stock awards granted under such plans. At the time of settlement, each employee or consultant will receive one share of common stock of Atara for three shares in each of Nina, Pinta, and Santa Maria (collectively, a nine-for-one exchange). At the date of the Recapitalization, restricted stock units (“RSUs”) and restricted stock awards issued by Nina, Pinta and Santa Maria to Atara employees became employee awards and the awards’ grant dates were established as the Recapitalization date. No new grants will be made under these plans going forward and any new employee incentive grants will be made under a new 2014 Equity Incentive Plan.

Also at the time of the Recapitalization, the mandatory conversion price of the convertible preferred stock upon an initial public offering was reduced from three times the Series B convertible preferred stock price to 1.6 times the Series B convertible preferred stock price.

The following table summarizes the combined shares issued by Nina, Pinta and Santa Maria prior to and by Atara after the Recapitalization:

	Prior to Recapitalization March 31, 2014	After Recapitalization March 31, 2014
	(unaudited)	(unaudited)
Series A convertible preferred stock	46,356,342	5,150,699
Series A-1 convertible preferred stock	5,538,462	615,384
Series B convertible preferred stock	58,791,996	6,532,432

	110,686,800	12,298,515

Common stock	12,648,601	1,302,835

Unaudited Interim Financial Statements

The unaudited interim financial statements as of September 30, 2014 and for the nine months ended September 30, 2013 and 2014 and the related interim information contained within the notes to the combined and consolidated financial statements are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of September 30, 2014 and its results of operations and cash flows for the nine months ended September 30, 2013 and 2014. The results of operations and cash flows for the nine months ended September 30, 2014 are not necessarily indicative of the results to be expected for the year ending December 31, 2014 or for any other future annual or interim period.

Liquidity

Liquidity

We have incurred significant operating losses since inception and have relied on private equity financings to fund our operations prior to our initial public offering. At September 30, 2014, we had an accumulated deficit of $30.4 million. As we continue to incur losses, our transition to profitability will depend on the successful development, approval and commercialization of product candidates and on the achievement of sufficient revenues to support our cost structure. We may never achieve profitability, and unless and until we do, we will need to continue to raise additional capital. Management expects that existing cash and cash equivalents as of September 30, 2014, combined with the proceeds from our initial public offering in October 2014, will be sufficient to fund our current operating plan through the first half of 2017.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates relied upon in preparing these combined and consolidated financial statements include the fair value of common stock, the fair value of preferred stock and estimates related to clinical trial accruals. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are defined as short-term, highly liquid investments with original maturities of 90 days or less at the date of purchase, consisting of money market funds that earn interest and dividends overnight.

Investments

Investments

Our available-for-sale investments consist primarily of corporate bonds and commercial paper. Investments with original maturities of greater than 90 days are classified as short-term available-for-sale investments on the combined and consolidated balance sheets.

Our investments in available-for-sale securities are reported at fair value. Unrealized gains and losses related to changes in the fair value of securities are recognized in accumulated other comprehensive loss, net of tax, on our combined and consolidated balance sheets. Changes in the fair value of available-for-sale securities impact the statements of operations only when such securities are sold or an other-than-temporary impairment is recognized. Realized gains and losses on the sale of securities are determined by specific identification of each security’s cost basis. We regularly review our investment portfolio to determine if any security is other-than-temporarily impaired, which would require us to record an impairment charge in the period any such determination is made. In making this judgment, we evaluate, among other things, the duration and extent to which the fair value of a security is less than its cost, the financial condition of the issuer and any changes thereto, and our intent to sell, or whether it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis. Our assessment on whether a security is other-than-temporarily impaired could change in the future due to new developments or changes in assumptions related to any particular security.

Fair Value Measurement

Fair Value Measurement

The carrying amounts of certain of our financial instruments including cash equivalents, accounts payable and accrued liabilities approximate fair value due to their short maturities. Short-term investments are comprised of available-for-sale securities, which are carried at fair value.

Concentration of Credit Risk and Other Uncertainties

Concentration of Credit Risk and Other Uncertainties

We place cash and cash equivalents in the custody of financial institutions that management believes are of high credit quality, which at times, may be in excess of the amount insured by the Federal Deposit Insurance Corporation. We also have short-term investments in money market funds, corporate bonds and commercial paper backed by US Government or private insurers, which can be subject to certain credit risk. However, we mitigate the risks by investing in high-grade instruments, limiting our exposure to any one issuer, and monitoring the ongoing creditworthiness of the financial institutions and issuers.

We are subject to certain risks and uncertainties and believe that changes in any of the following areas could have a material adverse effect on future financial position or results of operations: ability to obtain future financing; regulatory approval and market acceptance of, and reimbursement for, our product candidates; performance of third-party clinical research organizations and manufacturers upon which we rely; development of sales channels; protection of our intellectual property; litigation or claims against us based on intellectual property, patent, product, regulatory or other factors; and our ability to attract and retain employees necessary to support our growth.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our financial assets and liabilities carried at fair value are primarily comprised of investments in money market funds, corporate bonds and commercial paper. The fair value accounting guidance requires that assets and liabilities be carried at fair value and classified in one of the following three categories:

Level 1:	Quoted prices in active markets for identical assets or liabilities that we have the ability to access

Level 2:	Observable market based inputs or unobservable inputs that are corroborated by market data such as quoted prices, interest rates and yield curves

Level 3:	Inputs that are unobservable data points that are not corroborated by market data

We review the fair value hierarchy classification on a quarterly basis. Changes in the ability to observe valuation inputs may result in a reclassification of levels of certain securities within the fair value hierarchy. We recognize transfers into and out of levels within the fair value hierarchy in the period in which the actual event or change in circumstances that caused the transfer occurs. There were no transfers between Level 1, Level 2, and Level 3 during the period from August 22, 2012 (inception) to December 31, 2012, the year ended December 31, 2013 and the nine months ended September 30, 2013 and 2014.

The following table represents the fair value hierarchy for our financial assets and financial liabilities measured at fair value on a recurring basis:

	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)
	(in thousands)
At December 31, 2013:
Cash equivalents:
Money market funds	$51,615	$51,615	$—

At September 30, 2014 (unaudited):
Cash equivalents:
Money market funds	$25,703	$25,703	$—

Short-term Investments:
Corporate bonds	$21,799	$—	$21,799
Commercial paper	$4,197	$—	$4,197

Financial assets and liabilities are considered Level 2 when their fair values are determined using inputs that are observable in the market or can be derived principally from or corroborated by observable market data such as pricing for similar securities, recently executed transactions, cash flow models with yield curves, and benchmark securities. In addition, Level 2 financial instruments are valued using comparisons to like-kind financial instruments and models that use readily observable market data as their basis. Corporate bonds and commercial paper are valued primarily using market prices of comparable securities, bid/ask quotes, interest rate yields and prepayment spreads and are included in Level 2.

Financial assets and liabilities are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies, or similar techniques, and at least one significant model assumption or input is unobservable. We have no Level 3 financial assets and liabilities.

Available-for-sale investments are carried at fair value and are included in the tables above under short-term investments. The aggregate market value, cost basis, and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

	Total Amortized Cost	Total Unrealized Gain	Total Unrealized Loss	Total Fair Value
	(in thousands)
At September 30, 2014 (unaudited):
Short-term investments:
Corporate bonds	$21,810	$3	$(14)	$21,799
Commercial paper	4,197	—	—	4,197

Total short-term investments	$26,007	$3	$(14)	$25,996

The amortized cost and fair value of available-for-sale debt investments, by contractual maturity, were as follows:

	Total Amortized Cost	Total Fair Value
	(in thousands)
At September 30, 2014 (unaudited):
Maturing within one year	$24,917	$24,906
Maturing in one to five years	1,090	1,090

Short-term available for sale investments	$26,007	$25,996

Segment and Geographic Information

Segment and Geographic Information

We operate and manage our business as one reporting and one operating segment, which is the business of developing and commercializing therapeutics. Our chief executive officer (“CEO”), who is our chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. All of our assets are located in the United States.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, ranging from three to five years. Maintenance and repairs are charged to operations as incurred.

Long-lived Assets

Long-lived Assets

We evaluate the carrying amount of our long-lived assets whenever events or changes in circumstances indicate that the assets may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition are less than the carrying amount of the asset. To date, there have been no such impairment losses.

Convertible Preferred Stock

Convertible Preferred Stock

We recorded issued convertible preferred stock at fair value on the dates of issuance. The convertible preferred stock is recorded outside of stockholders’ deficit because the shares contain liquidation features that are not solely within our control. We have elected not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because it is uncertain whether or when an event would occur that would obligate us to pay the liquidation preferences to holders of shares of convertible preferred stock. Subsequent adjustments to increase the carrying values to the liquidation preferences will be made only when it becomes probable that such a liquidation event will occur.

Estimated Fair Value of Series A-1 Convertible Preferred Stock

In consideration for the licenses of our product candidate portfolio, we issued 5,538,462 shares of Series A-1 convertible preferred stock (615,384 shares after giving effect to the Recapitalization) and paid $250,000 to Amgen. We estimated the fair value of the acquired licenses to be the sum of $250,000 and the fair value of the Series A-1 convertible preferred stock preferred stock issued. This amount was expensed as acquired in-process research and development during the period from August 22, 2012 (inception) to December 31, 2012. See Note 4.

We estimated the fair value of our Series A-1 preferred stock to be $2,768,000 by using the option pricing model, or OPM, backsolve method. OPM treats the rights of the holders of shares of preferred and common stock as equivalent to call options on any value of the enterprise above certain break points of value based upon the liquidation preferences of the holders of preferred stock, as well as their rights to participation and conversion. Thus, the estimated value of the Series A-1 convertible preferred stock can be determined by estimating the value of its portion of each of these call option rights. The OPM backsolve method derives the implied equity value of a company from a recent transaction involving the company’s own securities issued on an arm’s-length basis. This implied equity value was then allocated to each part of our capital structure, including our Series A-1 convertible preferred stock and common stock. Significant assumptions included an estimated volatility of 53.3%, a risk free interest rate of 0.28% and a time to exit of 2.25 years.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

We account for stock-based compensation expense, including the expense of restricted common stock awards and grants of RSUs and stock options that may be settled in shares of our common stock, based on the fair values of the equity instruments issued. The fair value is determined on the measurement date, which is generally the date of grant for employee awards and the date when the service performance is completed for non-employees. The fair value for our restricted common stock awards is their intrinsic value, which is the difference between the fair value of the underlying stock at the measurement date and the purchase price. The fair value of our RSUs is the fair value of the underlying stock at the measurement date. The fair value for our stock option awards is determined at the grant date using the Black-Scholes valuation model. Stock-based compensation expense for awards with time-based vesting criteria is recognized as expense on a straight-line basis over the requisite service period. For employees’ awards with performance-based vesting criteria, we assess the probability of the achievement of the performance conditions at the end of each reporting period and recognize the share-based compensation costs when it becomes probable that the performance conditions will be met. For non-employees’ awards with performance-based vesting criteria, we assess all possible outcomes at the end of each reporting period and recognize the lowest aggregate fair value in the range of possible outcomes. The lowest value in the range of possible outcomes may be zero. For awards that are subject to both service and performance conditions, no expense is recognized until it is probable that performance conditions will be met. Stock-based compensation expense for awards with performance and other vesting criteria is recognized as expense under an accelerated graded vesting model.

Key assumptions used in the Black-Scholes valuation model used for employee stock awards include:

Expected term—The expected term assumption represents the period that our stock-based awards are expected to be outstanding and is determined using the simplified method.

Expected volatility—Expected volatility is estimated using comparable public companies’ volatility for similar terms.

Expected dividend—We have not historically declared or paid dividends to our stockholders and have no plans to pay dividends; therefore we assumed an expected dividend yield of 0%.

Risk-free interest rate—The risk-free interest rate is based on the yield on U.S. Treasury securities with the expected term of the associated award.

The fair value of non-employee stock options is estimated using the Black-Scholes valuation model with assumptions generally consistent with those used for employee stock options, with the exception of the expected term, which is the remaining contractual life at each measurement date.

Prior to our initial public offering, the estimated fair value of our common stock was determined at each valuation date in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Our board of directors, with the assistance of management, developed these valuations using significant judgment and taking into account numerous factors, including developments at our company, market conditions and contemporaneous independent third-party valuations with effective dates as of December 31, 2012, March 5, 2013, November 25, 2013, January 8, 2014, March 31, 2014 and June 26, 2014.

For each valuation date through January 8, 2014, we determined the fair value of our common stock by using the OPM backsolve method. We adjusted our estimates of fair value between valuation periods based upon changes in overall market conditions or achievement of milestones.

Our board of directors instructed management to consider an initial public offering in late January and in early March 2014, we selected investment bankers. The increased probability of an initial public offering was taken into consideration in the March 31, 2014 and June 26, 2014 valuations, which is a critical factor contributing to the increase in the fair value of our common stock as of that date. For purposes of the March 31, 2014 and June 26, 2014 valuations, a hybrid method was used to determine the fair value of our common stock, which incorporated use of both the probability-weighted return methodology, or PWERM, and the OPM. The PWERM is a scenario-based analysis that estimates the value per share based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to us, as well as the economic and control rights of each share class. In the hybrid method, the OPM is used to estimate the allocation of value within one or more of PWERM scenarios. The hybrid method can be a useful alternative to explicitly modeling all PWERM scenarios in situations when the company has transparency into one or more near-term exits but is unsure about what will occur if the current plans fall through. The hybrid model was selected at this time for the reasons described relating to our plans for a potential initial public offering.

Under the hybrid method for March 31, 2014, the OPM was used to allocate the equity value considering the probability that an initial public offering does not occur in the near-term. Under this scenario, private transactions in our Series B shares and a discounted cash flow analysis were utilized to determine the fair value of the company. This value was then allocated using an OPM to determine the fair value of our shares under this scenario. The PWERM scenarios in the hybrid method consider three near-term exit events. The first scenario assumed we would complete an initial public offering within four months, the second scenario assumed we would complete an initial public offering within 13 months and the third scenario assumed we would complete an initial public offering within 21 months. The estimated time to liquidity was based on the probability weighted time of a liquidity event considering the three scenarios.

Under the hybrid method for June 26, 2014, the OPM was used to allocate the equity value considering the probability that an initial public offering does not occur in the near-term. Under this scenario, private transactions in our Series B shares and a discounted cash flow analysis were utilized to determine the fair value of the company. This value was then allocated using an OPM to determine the fair value of our shares under this scenario. The PWERM scenarios in the hybrid method consider three near-term exit events. The first scenario assumed we would complete an initial public offering within one month, the second scenario assumed we would complete an initial public offering within 3 months and the third scenario assumed we would complete an initial public offering within 9 months. The estimated time to liquidity was based on the probability weighted time of a liquidity event considering the three scenarios.

Significant assumptions for each valuation include:

	Combined Common Stock Value(1)	Volatility(2)	Risk-free Rate	Years to Exit	Discount for Lack of Marketability
December 31, 2012	$1.60	53.3%	0.28%	2.25	29.7%
March 5, 2013	$1.63	54.5%	0.25%	2.00	29.7%
November 25, 2013	$2.57	54.2%	0.26%	1.75	26.9%
January 8, 2014	$2.67	53.2%	0.32%	1.63	25.5%
March 31, 2014(3)	$8.59	56.0%	0.14%	1.03	21.8%
June 26, 2014(3)	$12.55	47.9%	0.04%	0.25	9.4%

(1)	Common stock value is presented giving effect to the Recapitalization.
(2)	The computation of expected volatility is based on the historical volatility of a representative group of public biotechnology and life sciences companies with similar characteristics, including early stage of product development and therapeutic focus.
(3)	Derived by using OPM and PWERM in the hybrid method using multiple scenarios.

Research and Development Expense

Research and Development Expense

Research and development expense consists of costs incurred in performing research and development activities, including compensation and benefits for research and development employees, an allocation of facility and overhead expenses, expenses incurred under agreements with contract research organizations and investigative sites that conduct clinical trials and preclinical studies, the costs of acquiring and manufacturing clinical trial materials, and other supplies and costs associated with product development efforts, preclinical activities and regulatory operations. Research and development costs are expensed as incurred.

Costs for preclinical study and clinical trial activities are recognized based on an evaluation of our vendors’ progress towards completion of specific tasks, using data such as patient enrollment, clinical site activations or information provided to us by our vendors regarding their actual costs incurred. Payments for these activities are based on the terms of individual contracts and payment timing may differ significantly from the period in which the services are performed. We determine accrual estimates through reports from and discussions with applicable personnel and outside service providers as to the progress or state of completion of trials, or the services completed. Our estimates of accrued expenses as of each balance sheet date are based on the facts and circumstances known at the time. Costs that are paid in advance of performance are deferred as a prepaid expense and amortized over the service period as the services are provided.

Income Taxes

Income Taxes

We use the assets and liability method to account for income taxes. We record deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates expected to be in effect when the differences are expected to reverse. Valuation allowances are provided when necessary to reduce net deferred tax assets to the amount that is more likely than not to be realized. Based on the available evidence, we are unable, at this time, to support the determination that it is more likely than not that our deferred tax assets will be utilized in the future. Accordingly, we recorded a full valuation allowance as of September 30, 2014, December 31, 2013 and December 31, 2012. We intend to maintain valuation allowances until sufficient evidence exists to support its reversal.

Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined as a change in equity of a business enterprise during a period resulting from transactions from non-owner sources. Other comprehensive loss includes net loss and unrealized losses on available-for-sale investments.

Net Loss Per Common Share

Net Loss Per Common Share

Basic net loss per common share is presented, giving effect to the Recapitalization, including cancellation of existing Atara common stock and a nine-for-one share exchange and is calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, without consideration of common stock equivalents. Diluted net loss per common share is computed by dividing the net loss by the weighted-average number of shares of common stock and common share equivalents outstanding for the period. Common share equivalents are only included in the calculation of diluted net loss per common share when their effect is dilutive. Our convertible preferred stock and restricted stock awards are considered to be participating securities as they are entitled to participate in undistributed earnings with shares of common stock. Due to net losses, there is no impact on earnings per share calculation in applying the two-class method since the participating securities have no legal requirement to share in any losses.

Potential dilutive securities, which include convertible preferred stock and unvested restricted common stock awards have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per common share and be antidilutive. Therefore, the denominator used to calculate both basic and diluted net loss per common share is the same in all periods presented.

The following shares of potentially dilutive securities, give effect to the Recapitalization, and have been excluded from the computations of diluted net loss per common share as the effect of including such securities would be antidilutive:

	Period from August 22, 2012 (Inception) to December 31, 2012	Year Ended December 31, 2013	Nine months ended September 30,
			2014(1)	2013
			(unaudited)
Convertible preferred stock	900,662	5,797,612	12,249,056	5,186,843
Unvested restricted common stock	326,146	790,216	702,135	796,985

	1,226,808	6,587,828	12,951,191	5,983,828

(1)	Options to purchase 209,959 shares of common stock are excluded as the exercise prices of the options were greater than the average fair value of common stock for the period presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (FASB) issued a new accounting standard to clarify that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax assets for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent that a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from disallowance of a tax position, or the tax law does not require the entity to use and the entity does not intend to use the deferred tax asset for such a purpose, then the unrecognized tax benefit should be presented as a liability. We adopted this new standard effective January 1, 2014. The adoption of this new accounting standard did not have a significant impact on our financial condition or results of operations.

In May 2014, the FASB issued a new accounting standard, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in the current standard, Revenue Recognition. The new standard is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. It also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The new standard’s effective date for us will be January 1, 2017. We will evaluate the application of this standard when we enter into any contracts with customers.

In June 2014, the FASB amended the definition of a development stage entity in the Master Glossary of the Accounting Standards Codification. The amendments simplified the financial reporting for development-stage companies by eliminating inception-to-date reporting requirements specific to development stage entities. The revised guidance is effective for annual periods beginning after December 15, 2014; however we early adopted the guidance in the second quarter of 2014. The adoption of this guidance impacted our financial statement presentation, but did not have a material impact on the Company’s financial position or results of operations and cash flows.

In August 2014, the FASB issued a new accounting standard to provide guidance on the presentation of management’s plans, when conditions or events raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The new standard is effective for fiscal years ending after December 15, 2016. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.